SUBSEQUENT EVENTS (Details) $ in Millions	2 Months Ended	3 Months Ended
	Feb. 26, 2026 USD ($) MW shares	Dec. 31, 2025
At The Market Equity Program
Disclosure of non-adjusting events after reporting period [line items]
Amount authorized for issuance under ATM equity program	$ 400
Number of shares issued in the period (in shares) | shares	635,247
Proceeds from issuing shares	$ 28
403 MW United States Hydroelectirc Asset, Interest Two
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest		25.00%
403 MW United States Hydroelectirc Asset, Interest Two | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs	$ 111
403 MW United States Hydroelectirc Asset, Interest Two | Other disposals of assets | Brookfield Renewable And Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest	25.00%
Hydroelectric power capacity | MW	403
Proceeds, net of transaction costs	$ 230
132 MW Portfolio Operating solar And Wind | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs	$ 57
132 MW Portfolio Operating solar And Wind | Other disposals of assets | Brookfield Renewable And Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Hydroelectric power capacity | MW	132
Proceeds, net of transaction costs	$ 89